Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Standard tax rate applicable in France	34.40%	34.40%	34.40%
Difference between the standar0d French tax rate and the rates applicable to the Sanofi	(22.90%)	(17.40%)	(12.40%)
Contribution on distributed income (3%) and associated changes	0.00%	0.00%	(8.20%)
Revisions to tax exposures and settlements of tax disputes	4.80%	(1.40%)	2.20%
Impact of US tax reform	0.00%	(4.30%)	21.60%
Impacts of past acquisitions and divestitures	(6.20%)	0.00%	0.60%
Fair value remeasurement of contingent considerations	(2.60%)	0.20%	1.10%
Other items	(2.60%)	(0.60%)	(8.20%)
Effective tax rate	4.90%	10.90%	31.10%
France
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Percentage of distributed income		3.00%	3.00%
United States
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Tax reform		€ 188	€ 1,193
Tax reform estimated cost of remitting profits back payable period			8 years
Tax reform estimated cost of remitting profits back payable			€ 1,084
Tax reform future expense			€ 109